Financial instruments - classification (Tables)	6 Months Ended
Jun. 30, 2022
Financial instruments - classification
Schedule of classification for financial assets and liabilities

			Amortised	Other
	MFVTPL	FVOCI	cost	assets	Total
Assets	£m	£m	£m	£m	£m
Cash and balances at central banks			179,525		179,525
Trading assets	65,604				65,604
Derivatives (1)	109,342				109,342
Settlement balances			10,294		10,294
Loans to banks - amortised cost			10,668		10,668
Loans to customers - amortised cost (2)			362,551		362,551
Other financial assets	242	26,691	11,963		38,896
Intangible assets				6,869	6,869
Other assets				8,542	8,542
Assets of disposal groups				14,187	14,187
30 June 2022	175,188	26,691	575,001	29,598	806,478

Cash and balances at central banks			177,757		177,757
Trading assets	59,158				59,158
Derivatives (1)	106,139				106,139
Settlement balances			2,141		2,141
Loans to banks - amortised cost			7,682		7,682
Loans to customers - amortised cost (2)			358,990		358,990
Other financial assets	317	37,266	8,562		46,145
Intangible assets				6,723	6,723
Other assets				8,242	8,242
Assets of disposal groups				9,015	9,015
31 December 2021	165,614	37,266	555,132	23,980	781,992

	Held-for-		Amortised	Other
	trading	DFV	cost	liabilities	Total
Liabilities	£m	£m	£m	£m	£m
Bank deposits			24,862		24,862
Customer deposits			492,075		492,075
Settlement balances			9,779		9,779
Trading liabilities	74,345				74,345
Derivatives (1)	102,719				102,719
Other financial liabilities		1,779	45,965		47,744
Subordinated liabilities		340	7,770		8,110
Notes in circulation			2,947		2,947
Other liabilities (3)			1,275	3,995	5,270
30 June 2022	177,064	2,119	584,673	3,995	767,851

Bank deposits			26,279		26,279
Customer deposits			479,810		479,810
Settlement balances			2,068		2,068
Trading liabilities	64,598				64,598
Derivatives (1)	100,835				100,835
Other financial liabilities		1,671	47,655		49,326
Subordinated liabilities		703	7,726		8,429
Notes in circulation			3,047		3,047
Other liabilities (3)			1,356	4,441	5,797
31 December 2021	165,433	2,374	567,941	4,441	740,189

(1)	Includes net hedging derivatives assets of £136 million (31 December 2021 - £44 million) and net hedging derivatives liabilities of £166 million (31 December 2021 - £120 million).
(2)	Includes finance lease receivables of £8,113 million (31 December 2021 - £8,531 million).
(3)	Includes lease liabilities of £1,189 million (31 December 2021 - £1,263 million) in amortised cost.

Schedule of financial assets and liabilities

	30 June	31 December
	2022	2021
	£m	£m
Reverse repos
Trading assets	25,893	20,742
Loans to banks - amortised cost	8	189
Loans to customers - amortised cost	25,084	25,962

Repos
Bank deposits	4,720	7,912
Customer deposits	19,195	14,541
Trading liabilities	29,406	19,389

Schedule of financial assets and liabilities at fair value by valuation hierarchy

	30 June 2022				31 December 2021
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	—	40,722	642	41,364	—	33,482	721	34,203
Securities	20,032	4,206	2	24,240	19,563	5,371	21	24,955
Derivatives	—	108,349	993	109,342	—	105,222	917	106,139
Other financial assets
Loans	—	111	230	341	—	359	207	566
Securities	18,879	7,521	192	26,592	28,880	7,951	186	37,017
Total financial assets held at fair value	38,911	160,909	2,059	201,879	48,443	152,385	2,052	202,880
As a % of total fair value assets	19%	80%	1%		24%	75%	1%

Liabilities
Trading liabilities
Deposits	—	48,780	1	48,781	—	38,658	2	38,660
Debt securities in issue	—	801	2	803	—	974	—	974
Short positions	22,022	2,738	1	24,761	20,507	4,456	1	24,964
Derivatives	—	101,972	747	102,719	—	100,229	606	100,835
Other financial liabilities
Debt securities in issue	—	1,237	—	1,237	—	1,103	—	1,103
Other deposits	—	542	—	542	—	568	—	568
Subordinated liabilities	—	340	—	340	—	703	—	703
Total financial liabilities held at fair value	22,022	156,410	751	179,183	20,507	146,691	609	167,807
As a % of total fair value liabilities	12%	88%	0%		12%	88%	0%

(1)	Level 1 - Instruments valued using unadjusted quoted prices in active and liquid markets, for identical financial instruments. Examples include government bonds, listed equity shares and certain exchange-traded derivatives.

Level 2 - Instruments valued using valuation techniques that have observable inputs. Observable inputs are those that are readily available with limited adjustments required. Examples include most government agency securities, investment-grade corporate bonds, certain mortgage products - including CLOs, most bank loans, repos and reverse repos, state and municipal obligations, most notes issued, certain money market securities, loan commitments and most OTC derivatives.

Level 3 - Instruments valued using a valuation technique where at least one input which could have a significant effect on the instrument's valuation, is not based on observable market data. Examples include non-derivative instruments which trade infrequently, certain syndicated and commercial mortgage loans, private equity, and derivatives with unobservable model inputs.

(2)	Transfers between levels are deemed to have occurred at the beginning of the quarter in which the instrument was transferred.
(3)	For an analysis of debt securities held at mandatorily fair value through profit or loss by issuer as well as ratings and derivatives, by type and contract, refer to Risk and capital management – Credit risk.

Schedule of financial instruments valuation adjustments

	30 June	31 December
	2022	2021
	£m	£m
Funding – FVA	121	90
Credit - CVA	365	390
Bid - Offer	120	113
Product and deal specific	128	119
	734	712

-	Valuation reserves comprising of credit valuation adjustments (CVA), funding valuation adjustment (FVA), bid-offer and product and deal specific reserves, increased to £734 million at 30 June 2022 (31 December 2021 – £712 million).
-	The net increase in FVA was driven by a net increase in the underlying derivative exposure, driven by an increase in interest rates. The increase in bid-offer was driven by an increase in risk and wider bid-offer spreads. The decrease in CVA was driven by a reduction in exposures, primarily due to increases in interest rates and trade exit activity, partially offset by the net impact of credit spreads widening and specific counterparty activity.

Schedule of financial instruments carried at fair value on the balance sheet by valuation sensitivities for level 3 balances

	30 June 2022			31 December 2021
	Level 3	Favourable	Unfavourable	Level 3	Favourable	Unfavourable
	£m	£m	£m	£m	£m	£m
Assets
Trading assets
Loans	642	10	(10)	721	10	(10)
Securities	2	—	—	21	—	—
Derivatives	993	60	(60)	917	60	(70)
Other financial assets
Loans	230	10	(10)	207	10	(10)
Securities	192	30	(30)	186	20	(20)
Total financial assets held at fair value	2,059	110	(110)	2,052	100	(110)

Liabilities
Trading liabilities
Deposits	1	—	—	2	—	—
Debt securities in issue	2	—	—	—	—	—
Short positions	1	—	—	1	—	—
Derivatives	747	30	(30)	606	30	(30)
Total financial liabilities held at fair value	751	30	(30)	609	30	(30)

Schedule of movement in level 3 assets and liabilities

	Half year ended 30 June 2022				Half year ended 30 June 2021
		Other				Other
	Trading	financial	Total	Total	Trading	financial	Total	Total
	assets (1)	assets (2)	assets	liabilities	assets (1)	assets (2)	assets	liabilities
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January	1,659	393	2,052	609	1,388	335	1,723	894
Amount recorded in the income statement (3)	134	(20)	114	139	(125)	3	(122)	(98)
Amount recorded in the statement of comprehensive income	—	(19)	(19)	—	—	17	17	—
Level 3 transfers in	143	—	143	31	42	428	470	15
Level 3 transfers out	(101)	(1)	(102)	(36)	(68)	—	(68)	(116)
Purchases/originations	352	67	419	154	168	10	178	114
Settlements/other decreases	(28)	—	(28)	(15)	(36)	(4)	(40)	(15)
Sales	(526)	—	(526)	(133)	(156)	(4)	(160)	(107)
Foreign exchange and other	4	2	6	2	(1)	(3)	(4)	(2)
At 30 June	1,637	422	2,059	751	1,212	782	1,994	685
Amounts recorded in the income statement in respect of balances held at year end
- unrealised	134	(20)	114	139	(125)	3	(122)	(98)

(1)	Trading assets comprise assets held at fair value in trading portfolios.
(2)	Other financial assets comprise fair value through other comprehensive income, designated at fair value through profit or loss and other fair value through profit or loss.
(3)	Net losses of £5 million on trading assets and liabilities (30 June 2021 - £27 million) were recorded in income from trading activities. Net losses on other instruments of £20 million (30 June 2021 – £3 million gains) were recorded in other operating income and interest income as appropriate.

Schedule of carrying value and fair value of financial instruments carried at amortised cost on the balance sheet

	Items where fair value
	approximates	Carrying		Fair value hierarchy level
	carrying value	value	Fair value	Level 1	Level 2	Level 3
30 June 2022	£bn	£bn	£bn	£bn	£bn	£bn
Financial assets
Cash and balances at central banks	179.5
Settlement balances	10.3
Loans to banks	0.7	10.0	10.0	—	5.9	4.1
Loans to customers		362.6	355.4	—	27.2	328.2
Other financial assets - securities		12.0	11.7	4.7	2.1	4.9

31 December 2021
Financial assets
Cash and balances at central banks	177.8
Settlement balances	2.1
Loans to banks	0.1	7.5	7.5	—	5.0	2.5
Loans to customers		359.0	354.1	—	28.0	326.1
Other financial assets - securities		8.6	8.6	4.4	0.7	3.5

30 June 2022
Financial liabilities
Bank deposits	6.2	18.7	17.6	—	15.1	2.5
Customer deposits	444.1	47.9	47.9	—	22.1	25.8
Settlement balances	9.8
Other financial liabilities - debt securities in issue		46.0	45.9	—	39.3	6.6
Subordinated liabilities		7.8	7.9	—	7.8	0.1
Notes in circulation	2.9

31 December 2021
Financial liabilities
Bank deposits	4.9	21.4	21.0	—	18.7	2.3
Customer deposits	442.4	37.4	37.6	—	18.1	19.5
Settlement balances	2.1
Other financial liabilities - debt securities in issue		47.7	48.6	—	41.4	7.2
Subordinated liabilities		7.7	8.3	—	8.2	0.1
Notes in circulation	3.0